Cover Page	Oct. 30, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity Registrant Name	Valaris plc
Entity Central Index Key	0000314808
Amendment Flag	false
Entity Incorporation, State or Country Code	X0
Entity File Number	1-8097
Entity Tax Identification Number	98-0635229
Entity Address, Address Line One	6 Chesterfield Gardens
Entity Address, City or Town	London
Entity Address, State or Province	GB
Entity Address, Postal Zip Code	W1J 5BQ
City Area Code	44 (0) 20
Local Phone Number	7659 4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 30, 2019
Class A ordinary shares, U.S. $0.40 par value
Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, U.S. $0.40 par value
Trading Symbol	VAL
Security Exchange Name	NYSE
4.70% Senior Notes due 2021
Entity Information [Line Items]
Title of 12(b) Security	4.70% Senior Notes due 2021
Trading Symbol	VAL21
Security Exchange Name	NYSE
4.50% Senior Notes due 2024
Entity Information [Line Items]
Title of 12(b) Security	4.50% Senior Notes due 2024
Trading Symbol	VAL24
Security Exchange Name	NYSE
8.00% Senior Notes due 2024
Entity Information [Line Items]
Title of 12(b) Security	8.00% Senior Notes due 2024
Trading Symbol	VAL24A
Security Exchange Name	NYSE
5.20% Senior Notes due 2025
Entity Information [Line Items]
Title of 12(b) Security	5.20% Senior Notes due 2025
Trading Symbol	VAL25A
Security Exchange Name	NYSE
7.75% Senior Notes due 2026
Entity Information [Line Items]
Title of 12(b) Security	7.75% Senior Notes due 2026
Trading Symbol	VAL26
Security Exchange Name	NYSE
5.75% Senior notes due 2044
Entity Information [Line Items]
Title of 12(b) Security	5.75% Senior notes due 2044
Trading Symbol	VAL44
Security Exchange Name	NYSE